Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Net Finance Costs

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Interest expense on short-term and long-term debts	3,278	2,623	1,981
Interest expense on lease liabilities	—	1,607	1,566
Less: Interest expense capitalized*	(185)	(140)	(114)

Net interest expense	3,093	4,090	3,433
Interest income	(306)	(492)	(582)
Foreign exchange losses	423	680	1,018
Foreign exchange gains	(502)	(639)	(855)

	2,708	3,639	3,014

* Interest expense was capitalized in construction in progress at the following rates per annum	3.8%-4.4%	3.5%-4.4%	3.0%-4.4%